Post-Employment Benefits - Details of Net Defined Benefit Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	₩ 1,276,310	₩ 1,444,252
Fair value of plan assets	(1,473,736)	(1,603,911)
Total	(197,426)	(159,659)
Defined benefit liabilities, net	1,109	1,093
Defined benefit assets, net	₩ (198,535)	₩ (160,752)